Fee and commission income	6 Months Ended
Jun. 30, 2018
Fee and commission income [abstract]
Fee and commission income

3. Fee and commission income

Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenues from Contracts with Customers:

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.18	£m	£m	£m	£m
Fee type
Transactional	530	1,257	-	1,787
Advisory	99	377	-	476
Brokerage and execution	52	583	-	635
Underwriting and syndication	-	1,368	-	1,368
Other	61	125	16	202
Total revenue from contracts with customers	742	3,710	16	4,468
Other non-contract fee income	-	55	-	55
Fee and commission income	742	3,765	16	4,523
Fee and commission expense	(172)	(847)	(15)	(1,034)
Net fee and commission income	570	2,918	1	3,489

Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees. This includes interchange and merchant fee income generated from credit and bank card usage.

Advisory fees are generated from asset management services and advisory services related to mergers, acquisitions and financial restructuring.

Brokerage and execution fees are earned for executing client transactions with exchanges and over-the-counter markets and assisting clients in clearing transactions.

Underwriting and syndication fees are earned for the distribution of client equity or debt securities and the arrangement and administration of a loan syndication. This includes commitment fees to provide loan financing.